Interest income and expense (Tables)	3 Months Ended
Jan. 31, 2021
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Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories
The table below provides the consolidated interest income and expense by accounting categories.

$ millions, for the three months ended	2021 Jan. 31			2020 Oct. 31		2020 Jan. 31
	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost (1)	$3,256	$814	$3,280	$888	$4,435	$2,326
Debt securities measured at FVOCI (1)	98	n/a	107	n/a	240	n/a
Other (2)	417	118	413	120	507	95
Total	$3,771	$932	$3,800	$1,008	$5,182	$2,421
(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.